Private Placement (Details) - Private Placement Warrants [Member] - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Jan. 11, 2022
Private Placement (Details) [Line Items]
Number of warrants to purchase shares issued	5,800,000	5,800,000
Number of shares per warrant	1	1
Exercise price of warrant (in Dollars per share)	$ 11.5	$ 11.5
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Number of warrants to purchase shares issued	450,000	450,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Number of warrants to purchase shares issued	5,050,000	5,050,000	450,000
Roth and Certain Roth Rffiliates [Member]
Private Placement (Details) [Line Items]
Number of warrants to purchase shares issued	750,000	750,000